UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON D.C. 20549
                             FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
Check here if Amendment[ ]
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stack Financial Management, Inc.
Address:  2472 Birch Glen, Suite A
          Whitefish, MT 59937

13F File Number:  28-11071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:	Catherine M. Hetrick
Title:	Chief Compliance Officer
Phone:	406-862-8000



Signature, Place, and Date of Signing:
Catherine M. Hetrick, Whitefish, Montana, April 2, 2007

Report Type (Check only one.):
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total:  $167,775 (x1000)

                                                   FORM 13F INFORMATION TABLE

                                                               VALUE  SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP    (x$1000) PRN AMT PRN CALL DSCRETN  MANAGERS    SOLE   SHARED   NONE
----------------------------   ----------------   ---------  -------- ------- --- ---- -------  --------   ------  ------  ------
3M CO                          COM                88579Y101      4004   52385 SH       SOLE                 51935             450
ABBOTT LABS                    COM                002824100      6162  110431 SH       SOLE                109481             950
AFLAC INC                      COM                001055102      5082  107990 SH       SOLE                106875            1115
APACHE CORP                    COM                037411105      3611   51075 SH       SOLE                 50535             540
AUTOMATIC DATA PROCESSING IN   COM                053015103      5093  105225 SH       SOLE                104105            1120
BCE INC                        COM NEW            05534B760      4186  148034 SH       SOLE                146775            1259
BP PLC                         SPONSORED ADR      055622104       284    4380 SH       SOLE                  4380               0
COCA COLA CO                   COM                191216100      4333   90280 SH       SOLE                 89505             775
CONOCOPHILLIPS                 COM                20825C104      5770   84415 SH       SOLE                 83688             727
DENTSPLY INTL INC NEW          COM                249030107      5606  171171 SH       SOLE                169411            1760
DEVON ENERGY CORP NEW          COM                25179M103      3878   56031 SH       SOLE                 55446             585
DIAGEO P L C                   SPON ADR NEW       25243Q205      4836   59746 SH       SOLE                 59256             490
DOW CHEM CO                    COM                260543103      4373   95355 SH       SOLE                 94550             805
ENCANA CORP                    COM                292505104      3363   66414 SH       SOLE                 65728             686
EQUITABLE RES INC              COM                294549100     10760  222691 SH       SOLE                220421            2270
GENERAL ELECTRIC CO            COM                369604103       209    5900 SH       SOLE                  5900               0
GLAXOSMITHKLINE PLC            SPONSORED ADR      37733W105      5389   97525 SH       SOLE                 96705             820
JOHNSON & JOHNSON              COM                478160104      5042   83671 SH       SOLE                 82956             715
KINDER MORGAN INC KANS         COM                49455P101      3401   31950 SH       SOLE                 31550             400
LABORATORY CORP AMER HLDGS     COM NEW            50540R409      3319   45700 SH       SOLE                 45265             435
LINEAR TECHNOLOGY CORP         COM                535678106      4179  132280 SH       SOLE                131130            1150
ISHARES INC                    MSCI JAPAN         464286848     13943  956942 SH       SOLE                948182            8760
MYLAN LABS INC                 COM                628530107      4769  225590 SH       SOLE                223060            2530
NEWMONT MINING CORP            COM                651639106       409    9750 SH       SOLE                  9750               0
PEPSICO INC                    COM                713448108      5574   87698 SH       SOLE                 86768             930
POSCO                          SPONSORED ADR      693483109      3848   37020 SH       SOLE                 36700             320
PROVIDENT ENERGY TR            TR UNIT            74386K104       244   22500 SH       SOLE                 22500               0
SIGMA ALDRICH CORP             COM                826552101      6484  156170 SH       SOLE                154540            1630
SYMANTEC CORP                  COM                871503108      4199  242715 SH       SOLE                240165            2550
SOUTHERN CO                    COM                842587107      4187  114251 SH       SOLE                113331             920
UNITED PARCEL SERVICE INC      CL B               911312106      4790   68335 SH       SOLE                 67645             690
UNITEDHEALTH GROUP INC         COM                91324P102      5254   99180 SH       SOLE                 98130            1050
VARIAN MED SYS INC             COM                92220P105      5248  110035 SH       SOLE                108850            1185
WALGREEN CO                    COM                931422109      5209  113505 SH       SOLE                112235            1270
WASTE MGMT INC DEL             COM                94106L109      3991  115980 SH       SOLE                115010             970
WATERS CORP                    COM                941848103      6746  116305 SH       SOLE                115040            1265